PER SHARE INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]

The calculation of Basic EPS and Diluted EPS is summarized as follows:

	For the Three Months Ended Dec 31,		For the Nine Months Ended Dec 31,
	2012	2011	2012	2011
Numerator
Net Income (loss) attributable to common shareholders - Basic	9,363,166	8,720,994	$(109,023)	$(8,093,110)

Net Income attributable to common shareholders - Diluted	9,390,983	8,807,320	n/a	n/a

Denominator
Weighted-average shares of common stock outstanding	350,220,224	262,067,348	345,284,514	247,443,617

Dilutive effect of stock options, warrants and convertible securities	135,987,189	164,970,150	n/a	n/a

Net (loss) income per share
Basic	$0.03	$0.03	$0.00	$(0.03)
Diluted	$0.02	$0.02

Basic EPS is calculated as follows:

	Fiscal Year 2012	Fiscal Year 2011
Numerator
Net (Loss) attributable to common shareholders	$(15,167,289)	$(13,582,159)

Denominator
Weighted average shares of common stock outstanding	259,163,279	100,020,520

Net (Loss) per Share – Basic and Diluted	$(0.06)	$(0.14)

Potentially dilutive securities excluded from the calculation of diluted loss per share ( in accordance with GAAP)
Stock Options	2,999,000	3,057,000

Convertible Preferred Stock	94,512,298	180,881,120

Warrants	161,478,979	155,325,048